OTHER ASSETS	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
OTHER ASSETS

13.  OTHER ASSETS

	2023	2022
Equipment installments receivable	$648.0	$431.3
Contract costs[1]	231.7	175.4
Contract assets[2]	171.9	69.1
Other	25.0	20.1
	1,076.6	695.9
Less current portion of equipment installments receivable (included in “Accounts receivable”)	(475.9)	(321.9)
Less current portion of contract costs (included in “Other current assets”)	(126.8)	(75.9)
Less current portion of contract assets	(125.4)	(50.2)
	$348.5	$247.9
1	Amortization amounted to $128.9 million in 2023 ($81.4 million in 2022 and $73.3 million in 2021).
2	Impairment loss on contract assets resulting from mobile contracts being cancelled prior to their initial term amounted to $2.8 million in 2023 ($9.9 million in 2022 and $17.1 million in 2021), net of the early termination penalty charged to the customer. In current and comparative periods, there were no significant cumulative catch-up adjustments to revenue that affected the corresponding contract asset, including adjustments arising from a change in an estimate of the transaction price or a contract modification. There were also no significant changes in the time frame for a performance obligation to be satisfied.